BALANCE SHEETS - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash		$ 507,921	$ 30,511
Prepaid expenses		4,536
Total Current Assets		512,457	30,511
Deferred offering costs			168,973
Investments held in Trust Account - US Treasury Securities Money Market Fund		139,410,739
TOTAL ASSETS		139,923,196	199,484
Current liabilities
Accounts payable and accrued expenses		208,704
Accrued offering costs			25,760
Advances from related party			30,000
Promissory note - related party			125,000
Total Current Liabilities		208,704	180,760
Convertible promissory note - related party, net of discount		483,099
Conversion option liability		6,892
Warrant liability		3,351,600
Deferred underwriting fee payable		5,190,000
Total Liabilities		9,240,295	180,760
Commitments and Contingencies
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10		139,380,000
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020	[1]	345	345
Additional paid-in capital			24,655
Accumulated deficit		(8,697,444)	(6,276)
Total Shareholders' Deficit		(8,697,099)	18,724
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT		$ 139,923,196	$ 199,484

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.